SHORT-TERM TRADE RECEIVABLES (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
SHORT-TERM TRADE RECEIVABLES
Receivables from sale of finished goods and merchandises	₫ 4,065,619	$ 161,841,447	₫ 5,220,947
Receivables from disposal of assets and scrap	515,063	20,503,284	270,525
Others	89,380	3,557,979	113,592
TOTAL	₫ 4,670,062	$ 185,902,711	₫ 5,605,064